Employees' Leaving Entitlement - Summary of Changes To Disclosure - Employees' Leaving Entitlement (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in net defined benefit liability (asset) [abstract]
Beginning balance	€ 11,646	€ 12,389
Current service cost	65	77
Interest expense	365	364
Benefits paid	(365)	(1,116)
Actuarial losses/(gains)	(229)	(68)
Ending balance	€ 11,482	€ 11,646